Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	349,050.340	512,141.713	645,173.947
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	186.285	228.982	156.318
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	24,444.217	26,798.935	21,549.160
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	1,861.921	1,241.673	532.525
Weighted average number of units, Date of initial issuance	November 1, 2010